Inventories, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Inventories, Net [Abstract]
Inventory allowance			$ 514,021	$ 431,363
Impairment loss	$ 678,157	$ 287,946	456,209	151,378
Inventory allowance	936,030	403,031	$ 514,021	$ 431,363	$ 279,985
Impairment loss	$ 678,157	$ 287,946